CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Total	Common shares [Member]	Treasury stock [Member]	Additional Paid-in Capital [Member]	Retained earnings (accumulated deficit) [Member]	Accumulated other comprehensive income [Member]	Equity (Deficit) attributable to ReneSola Ltd [Member]	Noncontrolling interest [Member]
Balance at Dec. 31, 2013	$ 169,016,544	$ 475,816,214		$ 5,949,778	$ (396,571,754)	$ 83,613,660	$ 168,807,898	$ 208,646
Balance (in shares) at Dec. 31, 2013		203,367,464
Increase (Decrease) in Stockholders' Equity
Net loss	(33,633,793)				(33,630,021)		(33,630,021)	(3,772)
Other comprehensive loss, net of tax	(2,533,628)					(2,533,628)	(2,533,628)
Share-based compensation	2,240,126			2,240,126			2,240,126
Share exercised by employee	271,944	$ 949,674		(677,730)			271,944
Share exercised by employee (in shares)		410,000
Repurchase from non-controlling interest	(204,874)							(204,874)
Balance at Dec. 31, 2014	135,156,319	$ 476,765,888		7,512,174	(430,201,775)	81,080,032	135,156,319
Balance (in shares) at Dec. 31, 2014		203,777,464
Increase (Decrease) in Stockholders' Equity
Net loss	(5,075,122)				(5,075,122)		(5,075,122)
Other comprehensive loss, net of tax	(19,503,275)					(19,503,275)	(19,503,275)
Share-based compensation	1,527,494			1,527,494			1,527,494
Share exercised by employee	640,680	$ 2,010,998		(1,370,318)			640,680
Share exercised by employee (in shares)		1,043,000
Repurchase of common shares	(812,184)		(812,184)				(812,184)
Repurchase of common shares (in shares)		(1,614,776)
Cancellation of ADSs		$ (812,184)	812,184
Cancellation of ADSs (in shares)
Balance at Dec. 31, 2015	111,933,912	$ 477,964,702		7,669,350	(435,276,897)	61,576,757	111,933,912
Balance (in shares) at Dec. 31, 2015		203,205,688
Increase (Decrease) in Stockholders' Equity
Net loss	(34,698,251)				(34,698,251)		(34,698,251)
Other comprehensive loss, net of tax	(10,343,509)					(10,343,509)	(10,343,509)
Share-based compensation	746,980			746,980			746,980
Share exercised by employee		$ 187,000		(187,000)
Share exercised by employee (in shares)		137,500
Repurchase of common shares	(1,493,352)		(1,493,352)				(1,493,352)
Repurchase of common shares (in shares)		(2,804,286)
Cancellation of ADSs		$ (980,215)	980,215
Cancellation of ADSs (in shares)
Balance at Dec. 31, 2016	$ 66,145,780	$ 477,171,487	$ (513,137)	$ 8,229,330	$ (469,975,148)	$ 51,233,248	$ 66,145,780
Balance (in shares) at Dec. 31, 2016		200,538,902